Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Oct. 03, 2016
Registrant Name	VALIC Co I
Central Index Key	0000719423
Amendment Flag	false
Document Creation Date	Oct. 03, 2016
Document Effective Date	Oct. 03, 2016
Prospectus Date	Oct. 01, 2016
Dynamic Allocation Fund | Dynamic Allocation Fund
Prospectus:
Trading Symbol	VDAFX